JUNIOR SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2025
Junior Subordinated Notes [Abstract]
JUNIOR SUBORDINATED NOTES	JUNIOR SUBORDINATED NOTES

at December 31		2025		2024
	Maturity Date	Outstanding	Effective Interest Rate[1]	Outstanding	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
US$750 issued 2015 at 5.88%[2,3,4]	—	—	—	1,080	7.5%
$1,000 issued 2025 at 5.20%[5]	2056	1,000	5.3%	—	—
US$750 issued 2025 at 7.00%[6]	2065	1,028	7.2%	—	—
US$1,000 issued 2007 at 6.35%[7]	2067	1,372	6.0%	1,440	6.2%
US$1,200 issued 2016 at 6.13%[3,4]	2076	1,646	7.6%	1,729	8.0%
US$1,500 issued 2017 at 5.55%[3,4]	2077	2,057	6.7%	2,161	7.2%
$1,500 issued 2017 at 4.90%[3,4]	2077	1,500	5.6%	1,500	6.8%
US$1,100 issued 2019 at 5.75%[3,4]	2079	1,509	7.3%	1,584	7.7%
$500 issued 2021 at 4.45%[3,8]	2081	500	4.5%	500	5.7%
US$800 issued 2022 at 5.85%[3,8]	2082	1,097	7.1%	1,152	7.3%
US$370 issued 2025 at 6.25%	2085	508	6.6%	—	—
		12,217		11,146
Unamortized debt discount and issue costs		(123)		(98)
		12,094		11,048
1The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for issue costs and discounts.
2In May 2025, TCPL exercised its option to fully repay and retire the US$750 million junior subordinated notes that had a maturity date of 2075.
3The junior subordinated notes were issued to TransCanada Trust (the Trust), a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TC Energy's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.
4The coupon rate is initially a fixed interest rate for the first 10 years and converts to a floating rate thereafter.
5The coupon rate is initially a fixed interest rate for the first five years and resets every five years thereafter, subject to a rate-reset minimum.
6The coupon rate is initially a fixed interest rate for the first five years and resets every five years thereafter.
7Junior subordinated notes of US$1.0 billion were issued in 2007 at a fixed rate of 6.35 per cent and converted in 2017 to bear interest at a floating rate.
8The coupon rate is initially a fixed interest rate for the first 10 years and resets every five years thereafter.
Junior Subordinated Notes Issued
The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness of TCPL.
In October 2025, TCPL issued US$370 million of junior subordinated notes maturing in 2085 with a fixed interest rate of 6.25 per cent. The junior subordinated notes are callable at TCPL's option at any time on or after November 1, 2030 at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In August 2025, TCPL issued $1.0 billion of junior subordinated notes maturing in 2056 with a fixed interest rate of 5.20 per cent per year until February 15, 2031. The rate on the junior subordinated notes will reset every five years commencing February 2031 until February 2056 to the then Five-Year Government of Canada Yield, as defined in the document governing the subordinated notes, plus 2.148 per cent per annum, subject to a rate-reset minimum. The junior subordinated notes are callable at TCPL's option at any time from November 15, 2030 to February 15, 2031 and on each interest payment and reset date thereafter at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
In February 2025, TCPL issued US$750 million of junior subordinated notes maturing in 2065 with a fixed interest rate of 7.00 per cent per year until June 1, 2030, and resetting every five years thereafter. The rate on the junior subordinated notes will reset every five years commencing June 2030 until June 2065 to the then Five-Year Treasury Rate, as defined in the document governing the subordinated notes, plus 2.614 per cent per annum. The junior subordinated notes are callable at TCPL's option at any time from March 1, 2030 to June 1, 2030 and on each interest payment and reset date thereafter at 100 per cent of the principal amount plus accrued and unpaid interest to the date of redemption.
Pursuant to the terms of the junior subordinated notes issued in 2025, TCPL has the option to defer payment of interest for one or more periods of up to ten years without giving rise to an event of default and without permitting acceleration of payment. TC Energy and TCPL would be prohibited from declaring or paying dividends during any deferral period.
Junior Subordinated Notes Retired/Repaid
In May 2025, TCPL exercised its option to fully repay and retire the US$750 million junior subordinated notes that had a maturity date of 2075, bearing interest at 5.88 per cent to TransCanada Trust (the Trust). The related unamortized debt issue costs of $11 million were included in Interest expense in the Consolidated statement of income. All of the proceeds from the repayment were used by the Trust to fund the redemption price of the US$750 million in aggregate principal amount of outstanding Trust Notes - Series 2015-A, in May 2025 pursuant to their terms.